Investments/Subsidiaries - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended					84 Months Ended	144 Months Ended	150 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2010	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Top End Minerals Ltd AUD	Dec. 31, 2011 Top End Minerals Ltd AUD	Jun. 30, 2013 Paradise Phosphate Pty Limited AUD	Jun. 30, 2012 Paradise Phosphate Pty Limited AUD	Dec. 31, 2012 Paradise Phosphate Pty Limited AUD	Jun. 30, 2013 Alexya Pty Ltd AUD	Jun. 30, 2012 Alexya Pty Ltd AUD	Dec. 31, 2012 Alexya Pty Ltd AUD	Dec. 31, 2011 Alexya Pty Ltd AUD	Jun. 30, 2013 Northern Capital Resources Corp AUD	Jun. 30, 2012 Northern Capital Resources Corp AUD	Dec. 31, 2012 Northern Capital Resources Corp AUD	Dec. 31, 2011 Northern Capital Resources Corp AUD	Dec. 31, 2012 Northern Capital Resources Corp Chairman and Chief Executive Officer	Mar. 12, 2013 Merlin Diamonds Ltd	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd Exercise of Options and Share Placements AUD	Feb. 27, 2008 Teutonic Minerals Pty Ltd AUD
Subsidiary or Equity Method Investee [Line Items]
Ownership interest		0.28%		0.28%	0.28%									0.28%	31.14%				100.00%													50.69%
Stock issued (in shares)																			100,000,000
Estimated current tax liability resulting from transfer of assets to PPO																		618,000	650,000
Amount of other income																	27,000	118,000	229,000												174,000	844,000
Amount of loss		(713,000)	(3,960,000)		2,122,000	(9,819,000)	(24,293,000)	(23,420,000)	(44,077,000)				(169,927,000)	(167,805,000)			1,487,000	5,429,000	14,062,000	1,197,000	469,000	907,000	1,201,000								5,495,000	4,832,000
Amount of revenue													6,000	6,000
Percentage of ownership interest		100.00%		100.00%	100.00%		100.00%	100.00%						100.00%										31.50%		31.50%
Equity method investments							186,000	179,000	1,306,000				179,000		179,000	711,000											595,000
Equity loss						(124,000)	(451,000)	(435,000)	(7,495,000)				(9,716,000)	(8,750,000)	311,000	362,000									124,000	124,000	7,133,000
Excess of the carrying value of equity investment
Shares issued, shares	142,500,000			142,500,000	142,500,000		22,640,725	22,640,725	7,572	66,282	42,000,000	65,582,358																	35,000,000	24,000,000	3,656,000		24,727,221
Shares issued, value	7,500,000			7,125,000				2,255,726			110,028,293	29,761,285																		5,040,000	580,000		5,131,000
Additional shares acquired																															165,000
Cost of acquiring additional shares																															32,000
Company's interest including dilutive effect of issues																															41.95%
Pre production trials																															1,772,000
Consideration payable to vendors																																		300,000
Percentage of gross revenue																																		1.00%
Legal Cost incurred																																		26,526
Impairment of equity investment						471,000	718,000	692,000	5,654,000				6,346,000	6,125,000												471,000	5,654,000
Percentage of outstanding common stock owned by chairman and Chief Executive Officer																												35.62%
Impairment of equity investment															221,000